American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 93.05% Bonds & notes of governments & government agencies outside the U.S. 74.31%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	USD 1,150	$1,049
Abu Dhabi (Emirate of) 3.125% 9/30/2049	2,900	2,175
Angola (Republic of) 9.50% 11/12/2025	1,280	1,273
Angola (Republic of) 8.25% 5/9/2028	1,380	1,224
Angola (Republic of) 8.00% 11/26/2029[1]	4,100	3,528
Angola (Republic of) 8.00% 11/26/2029	1,910	1,643
Angola (Republic of) 8.75% 4/14/2032[1]	500	424
Argentine Republic 0.50% 7/9/2029	EUR 65	18
Argentine Republic 1.00% 7/9/2029	USD 1,290	364
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[2]	52,617	15,373
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[2]	11,460	3,008
Argentine Republic 0% 12/15/2035	600	4
Argentine Republic 1.50% 1/9/2038 (3.00% on 7/9/2023)[2]	EUR 978	266
Bahrain (Kingdom of) 6.125% 8/1/2023	USD 1,000	1,001
Brazil (Federative Republic of) 6.00% 8/15/2024[3]	BRL 10,800	2,123
Brazil (Federative Republic of) 10.00% 1/1/2025	22,412	4,287
Brazil (Federative Republic of) 0% 7/1/2025	45,833	7,027
Brazil (Federative Republic of) 0% 1/1/2026	35,100	5,064
Brazil (Federative Republic of) 6.00% 8/15/2026[3]	26,041	5,208
Brazil (Federative Republic of) 10.00% 1/1/2027	26,019	4,820
Brazil (Federative Republic of) 10.00% 1/1/2029	106,181	18,883
Brazil (Federative Republic of) 10.00% 1/1/2031	11,000	1,901
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	50,629	9,696
Bulgaria (Republic of) 4.50% 1/27/2033	EUR 1,310	1,396
Chile (Republic of) 5.00% 10/1/2028	CLP 705,000	891
Chile (Republic of) 1.90% 9/1/2030[3]	960,445	1,225
Chile (Republic of) 4.70% 9/1/2030	1,740,000	2,114
Chile (Republic of) 5.00% 3/1/2035	345,000	432
Chile (Republic of) 3.10% 5/7/2041	USD 2,150	1,619
Chile (Republic of) 4.34% 3/7/2042	1,810	1,604
Chile (Republic of) 4.00% 1/31/2052	200	163
China (People’s Republic of), Series INBK, 2.36% 7/2/2023	CNY 4,190	610
China (People’s Republic of), Series INBK, 2.26% 2/24/2025	4,190	608
China (People’s Republic of), Series INBK, 2.85% 6/4/2027	1,480	217
China (People’s Republic of), Series INBK, 2.80% 3/24/2029	25,260	3,676
China (People’s Republic of), Series INBK, 2.68% 5/21/2030	31,980	4,602
China (People’s Republic of), Series INBK, 2.69% 8/15/2032	7,450	1,068
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	15,670	2,515
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	23,270	3,468
China (People’s Republic of), Series INBK, 3.32% 4/15/2052	2,070	306
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	15,400	2,285
China Development Bank Corp., Series 1905, 3.48% 1/8/2029	31,850	4,763
Colombia (Republic of) 4.50% 3/15/2029	USD 241	213
Colombia (Republic of) 7.00% 3/26/2031	COP 5,102,400	844
Colombia (Republic of) 3.125% 4/15/2031	USD 1,589	1,216
Colombia (Republic of) 3.25% 4/22/2032	1,053	786
American Funds Emerging Markets Bond Fund — Page 1 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 8.00% 4/20/2033	USD 2,560	$2,627
Colombia (Republic of) 7.50% 2/2/2034	1,720	1,694
Colombia (Republic of) 7.375% 9/18/2037	610	588
Colombia (Republic of) 5.625% 2/26/2044	261	198
Colombia (Republic of) 5.00% 6/15/2045	785	551
Colombia (Republic of) 5.20% 5/15/2049	200	140
Colombia (Republic of) 4.125% 5/15/2051	4,850	3,001
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP 38,195,200	6,649
Colombia (Republic of), Series UVR, 2.25% 4/18/2029[3]	15,736	966
Colombia (Republic of), Series B, 7.75% 9/18/2030	3,908,200	686
Colombia (Republic of), Series B, 7.00% 3/26/2031	78,799,700	13,028
Colombia (Republic of), Series B, 7.25% 10/18/2034	19,284,000	2,975
Colombia (Republic of), Series B, 9.25% 5/28/2042	52,389,400	8,896
Colombia (Republic of), Series B, 7.25% 10/26/2050	18,612,000	2,479
Côte d’Ivoire (Republic of) 5.25% 3/22/2030	EUR 1,380	1,231
Côte d’Ivoire (Republic of) 5.875% 10/17/2031	1,745	1,560
Côte d’Ivoire (Republic of) 4.875% 1/30/2032	970	805
Côte d’Ivoire (Republic of) 6.875% 10/17/2040	3,000	2,410
Czech Republic 0.45% 10/25/2023	CZK 42,760	1,916
Czech Republic 1.25% 2/14/2025	19,700	847
Czech Republic 2.40% 9/17/2025	77,190	3,341
Czech Republic 0.25% 2/10/2027	75,690	2,938
Czech Republic 2.50% 8/25/2028	19,360	799
Czech Republic 1.95% 7/30/2037	190,900	6,457
Development Bank of Kazakhstan 10.75% 2/12/2025	KZT 85,750	164
Development Bank of Kazakhstan 10.95% 5/6/2026	1,313,500	2,395
Development Bank of Kazakhstan 10.95% 5/6/2026	218,500	398
Development Bank of Mongolia, LLC 7.25% 10/23/2023	USD 1,000	975
Dominican Republic 5.95% 1/25/2027[1]	2,300	2,271
Dominican Republic 5.95% 1/25/2027	1,700	1,679
Dominican Republic 5.50% 2/22/2029[1]	1,420	1,341
Dominican Republic 4.50% 1/30/2030[1]	4,988	4,356
Dominican Republic 7.05% 2/3/2031[1]	665	677
Dominican Republic 13.625% 2/3/2033	DOP 287,250	5,965
Dominican Republic 6.00% 2/22/2033[1]	USD 805	740
Dominican Republic 5.30% 1/21/2041[1]	887	694
Dominican Republic 7.45% 4/30/2044	1,060	1,023
Dominican Republic 6.85% 1/27/2045	800	717
Dominican Republic 6.40% 6/5/2049	580	486
Dominican Republic 5.875% 1/30/2060	6,040	4,641
Dominican Republic 5.875% 1/30/2060[1]	2,170	1,667
Egypt (Arab Republic of) 4.75% 4/16/2026	EUR 7,020	5,632
Egypt (Arab Republic of) 4.75% 4/16/2026	1,550	1,243
Egypt (Arab Republic of) 6.588% 2/21/2028[1]	USD 4,900	3,437
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR 2,690	1,753
Egypt (Arab Republic of) 5.625% 4/16/2030	1,719	1,120
Egypt (Arab Republic of) 7.053% 1/15/2032	USD 300	188
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	3,600	2,295
Egypt (Arab Republic of) 7.625% 5/29/2032	1,800	1,148
Egypt (Arab Republic of) 8.875% 5/29/2050	1,330	788
Egypt (Arab Republic of) 8.75% 9/30/2051	2,742	1,610
Egypt (Arab Republic of) 8.15% 11/20/2059[1]	2,600	1,455
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	5,675	4,001
Export-Import Bank of India 3.25% 1/15/2030	1,180	1,038
Export-Import Bank of Korea 4.25% 9/15/2027	805	798
American Funds Emerging Markets Bond Fund — Page 2 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Gabonese Republic 6.95% 6/16/2025	USD 1,048	$976
Gabonese Republic 6.625% 2/6/2031[1]	400	306
Gabonese Republic 7.00% 11/24/2031	1,710	1,311
Gabonese Republic 7.00% 11/24/2031[1]	1,170	897
Gaci First Investment Co. 5.00% 10/13/2027	1,700	1,725
Georgia (Republic of) 2.75% 4/22/2026[1]	1,975	1,768
Ghana (Republic of) 7.75% 4/7/2029[1]	1,900	670
Ghana (Republic of) 7.625% 5/16/2029	490	173
Guatemala (Republic of) 6.125% 6/1/2050[1]	1,060	1,007
Honduras (Republic of) 6.25% 1/19/2027	6,610	5,914
Honduras (Republic of) 6.25% 1/19/2027[1]	263	235
Honduras (Republic of) 5.625% 6/24/2030	3,806	3,020
Honduras (Republic of) 5.625% 6/24/2030[1]	2,285	1,813
Hungary (Republic of) 5.00% 2/22/2027	EUR 1,925	2,107
Hungary (Republic of) 6.125% 5/22/2028[1]	USD 3,130	3,214
Hungary (Republic of) 2.125% 9/22/2031	810	624
Hungary (Republic of) 2.125% 9/22/2031[1]	680	524
Hungary (Republic of) 6.25% 9/22/2032[1]	1,655	1,691
Hungary (Republic of), Series C, 1.50% 8/23/2023	HUF 1,140,000	3,109
Hungary (Republic of), Series B, 3.00% 6/26/2024	1,347,930	3,427
Hungary (Republic of), Series B, 5.50% 6/24/2025	788,900	1,992
Hungary (Republic of), Series A, 6.75% 10/22/2028	94,520	240
Hungary (Republic of), Series A, 3.25% 10/22/2031	789,430	1,554
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	538,600	1,168
Hungary (Republic of), Series 41-A, 3.00% 4/25/2041	700,000	1,070
India (Republic of) 7.38% 6/20/2027	INR 250,200	3,066
Indonesia (Republic of) 4.65% 9/20/2032	USD 2,040	2,036
Indonesia (Republic of) 8.50% 10/12/2035	700	912
Indonesia (Republic of) 6.625% 2/17/2037	500	576
Indonesia (Republic of), Series 92, 7.125% 6/15/2042	IDR 7,000,000	473
Indonesia (Republic of), Series 81, 6.50% 6/15/2025	8,200,000	549
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	40,885,000	2,787
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	91,491,000	6,023
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	29,230,000	1,953
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	49,743,000	3,719
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	61,218,000	4,452
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	80,205,000	5,473
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	52,965,000	3,513
Indonesia (Republic of), Series 73, 8.75% 5/15/2031	28,473,000	2,136
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	144,851,000	9,466
Indonesia (Republic of), Series 74, 7.50% 8/15/2032	50,000,000	3,498
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	58,022,000	3,938
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	12,400,000	813
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	33,080,000	2,301
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	27,966,000	2,062
Israel (State of) 0.15% 7/31/2023	ILS 615	169
Israel (State of) 3.75% 3/31/2024	3,628	1,004
Israel (State of) 0.50% 4/30/2025	3,929	1,017
Israel (State of) 2.875% 3/16/2026	USD 373	355
Israel (State of) 4.50% 1/17/2033	1,015	1,015
Kenya (Republic of) 6.875% 6/24/2024	775	718
Kenya (Republic of) 7.25% 2/28/2028[1]	1,725	1,419
Kenya (Republic of) 10.90% 8/11/2031	KES 70,000	468
Kenya (Republic of) 6.30% 1/23/2034[1]	USD 1,830	1,297
Malaysia (Federation of), Series 0319, 3.478% 6/14/2024	MYR 2,599	592
American Funds Emerging Markets Bond Fund — Page 3 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0217, 4.059% 9/30/2024	MYR 480	$110
Malaysia (Federation of), Series 0115, 3.955% 9/15/2025	5	1
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	3,852	865
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	1,300	299
Malaysia (Federation of), Series 0513, 3.733% 6/15/2028	1,870	425
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	15,810	3,588
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	3,367	695
Malaysia (Federation of), Series 0122, 3.582% 7/15/2032	2,100	464
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	35,030	7,759
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	19,350	4,428
Malaysia (Federation of), Series 0615, 4.786% 10/31/2035	5,925	1,422
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	2,126	510
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	33,166	8,136
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	1,500	320
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	699	161
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	1,094	234
Mongolia (State of) 8.75% 3/9/2024	USD 551	553
Mongolia (State of) 5.125% 4/7/2026	300	266
Mongolia (State of) 3.50% 7/7/2027	200	160
Mongolia (State of) 8.65% 1/19/2028[1]	1,492	1,470
Morocco (Kingdom of) 1.375% 3/30/2026	EUR 433	431
Morocco (Kingdom of) 5.95% 3/8/2028[1]	USD 1,225	1,258
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[2]	5,265	3,806
Namibia (Republic of) 5.25% 10/29/2025	2,000	1,905
Nigeria (Republic of) 8.375% 3/24/2029[1]	1,020	843
Nigeria (Republic of) 8.25% 9/28/2051	475	316
Oman (Sultanate of) 5.375% 3/8/2027	421	417
Oman (Sultanate of) 4.875% 6/15/2030[1]	800	799
Oman (Sultanate of) 6.25% 1/25/2031[1]	3,568	3,639
Oman (Sultanate of) 6.75% 1/17/2048	2,300	2,181
Oman (Sultanate of) 7.00% 1/25/2051	425	415
Pakistan (Islamic Republic of) 8.25% 9/30/2025	850	335
Panama (Republic of) 7.125% 1/29/2026	710	753
Panama (Republic of) 3.16% 1/23/2030	3,330	2,931
Panama (Republic of) 6.40% 2/14/2035	2,560	2,675
Panama (Republic of) 4.50% 5/15/2047	1,350	1,062
Panama (Republic of) 4.50% 4/16/2050	700	535
Panama (Republic of) 4.30% 4/29/2053	820	604
Panama (Republic of) 6.853% 3/28/2054	948	974
Panama (Republic of) 4.50% 4/1/2056	673	503
Panama (Republic of) 3.87% 7/23/2060	410	270
Panama (Republic of) 4.50% 1/19/2063	1,970	1,426
Paraguay (Republic of) 5.00% 4/15/2026	200	199
Paraguay (Republic of) 4.95% 4/28/2031	430	418
Paraguay (Republic of) 5.60% 3/13/2048[1]	2,432	2,168
Peru (Republic of) 4.125% 8/25/2027	1,056	1,037
Peru (Republic of) 5.94% 2/12/2029	PEN 4,335	1,088
Peru (Republic of) 6.95% 8/12/2031	3,045	790
Peru (Republic of) 6.15% 8/12/2032	6,752	1,641
Peru (Republic of) 3.00% 1/15/2034	USD 840	687
Peru (Republic of) 5.40% 8/12/2034	PEN 15,139	3,379
Peru (Republic of) 5.40% 8/12/2034	12,001	2,679
Peru (Republic of) 6.85% 2/12/2042	1,082	266
Peru (Republic of) 3.55% 3/10/2051	USD 1,100	809
Peru (Republic of) 2.78% 12/1/2060	1,615	967
American Funds Emerging Markets Bond Fund — Page 4 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	USD 1,000	$934
PETRONAS Capital, Ltd. 3.50% 4/21/2030	300	280
Philippines (Republic of) 3.95% 1/20/2040	550	473
Philippines (Republic of) 3.70% 2/2/2042	1,000	820
Philippines (Republic of) 2.95% 5/5/2045	1,487	1,075
Poland (Republic of) 4.875% 10/4/2033	4,245	4,232
Poland (Republic of), Series 5Y, 3.75% 5/25/2027	PLN 36,170	7,678
Poland (Republic of), Series 0727, 2.50% 7/25/2027	16,030	3,234
PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/2025	USD 2,000	1,972
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028	264	276
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050	300	267
Qatar (State of) 4.00% 3/14/2029	2,330	2,319
Qatar (State of) 3.75% 4/16/2030[1]	1,000	979
Qatar (State of) 4.40% 4/16/2050[1]	2,300	2,134
Republika Srpska 4.75% 4/27/2026	EUR 959	975
Romania 3.65% 7/28/2025	RON 6,200	1,269
Romania 5.00% 9/27/2026	EUR 510	553
Romania 2.50% 10/25/2027	RON 900	162
Romania 1.75% 7/13/2030	EUR 3,000	2,399
Romania 2.124% 7/16/2031	1,000	789
Romania 2.00% 4/14/2033	1,760	1,306
Romania 3.75% 2/7/2034	445	378
Romania 7.625% 1/17/2053[1]	USD 200	215
Russian Federation 7.00% 1/25/2023[4,5]	RUB 49,732	— [6]
Russian Federation 8.15% 2/3/2027[4,5]	415,049	321
Russian Federation 4.375% 3/21/2029[1,4,5]	USD 1,200	72
Russian Federation 6.90% 7/23/2031[4,5]	RUB 400,198	309
Russian Federation 8.50% 9/17/2031[4,5]	186,258	144
Russian Federation 7.70% 3/23/2033[4,5]	58,371	45
Russian Federation 7.25% 5/10/2034[4,5]	184,200	142
Russian Federation 5.10% 3/28/2035[4,5]	USD 5,800	348
Russian Federation 6.10% 7/18/2035[4,5]	RUB 425,804	329
Russian Federation 5.25% 6/23/2047[4,5]	USD 5,400	324
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]	2,600	2,634
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,500	2,408
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[1]	3,803	3,845
Saudi Arabia (Kingdom of) 4.625% 10/4/2047	2,400	2,143
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	5,255	4,895
Saudi Arabia (Kingdom of) 3.45% 2/2/2061	1,600	1,135
Senegal (Republic of) 4.75% 3/13/2028	EUR 2,960	2,708
Senegal (Republic of) 4.75% 3/13/2028	1,140	1,043
Senegal (Republic of) 5.375% 6/8/2037	1,000	700
Senegal (Republic of) 6.75% 3/13/2048	USD 4,700	3,275
Serbia (Republic of) 6.25% 5/26/2028[1]	545	552
Serbia (Republic of) 6.50% 9/26/2033[1]	5,617	5,591
Serbia (Republic of) 6.50% 9/26/2033	300	299
Sharjah (Emirate of) 6.50% 11/23/2032[1]	4,845	4,948
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR 451,935	23,134
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	100,987	4,697
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	57,044	2,797
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	204,090	9,838
South Africa (Republic of), Series R-2037, 8.50% 1/31/2037	73,130	3,308
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	26,872	1,228
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	8,700	308
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	129,414	5,596
American Funds Emerging Markets Bond Fund — Page 5 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW 13,408,000	$10,252
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	5,429,100	4,486
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[4]	USD 1,282	462
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[4]	315	118
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[4]	1,395	516
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[1,4]	1,350	501
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[1,4]	2,500	901
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[4]	300	108
Sri Lanka (Democratic Socialist Republic of) 6.75% 4/18/2028[4]	250	90
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[4]	750	270
Thailand (Kingdom of) 3.625% 6/16/2023	THB 22,337	656
Thailand (Kingdom of) 3.85% 12/12/2025	136,000	4,184
Thailand (Kingdom of) 1.00% 6/17/2027	24,371	685
Thailand (Kingdom of) 2.875% 12/17/2028	64,850	1,978
Thailand (Kingdom of) 2.00% 12/17/2031	63,400	1,811
Thailand (Kingdom of) 3.39% 6/17/2037	148,774	4,723
Thailand (Kingdom of) 3.30% 6/17/2038	31,492	982
Thailand (Kingdom of) 2.00% 6/17/2042	54,600	1,403
Tunisia (Republic of) 6.75% 10/31/2023	EUR 7,441	6,978
Tunisia (Republic of) 5.625% 2/17/2024	6,363	5,082
Tunisia (Republic of) 5.75% 1/30/2025	USD 465	268
Tunisia (Republic of) 6.375% 7/15/2026	EUR 1,300	758
Tunisia (Republic of) 6.375% 7/15/2026	550	321
Turkey (Republic of) 6.375% 10/14/2025	USD 1,035	1,000
Turkey (Republic of) 4.25% 4/14/2026	1,270	1,146
Turkey (Republic of) 4.875% 10/9/2026	2,000	1,809
Turkey (Republic of) 6.50% 9/20/2033	900	771
Turkey (Republic of) 6.00% 1/14/2041	400	303
Ukraine 15.97% 4/19/2023[5]	UAH 29,394	574
Ukraine 10.00% 8/23/2023	31,600	593
Ukraine 16.00% 9/27/2023	8,685	163
Ukraine 11.67% 11/22/2023	5,804	109
Ukraine 7.75% 9/1/2024[4]	USD 1,600	369
Ukraine 15.84% 2/26/2025	UAH 91,375	1,571
Ukraine 8.994% 2/1/2026[4]	USD 5,523	1,053
Ukraine 7.75% 9/1/2027[4]	1,200	224
Ukraine 6.75% 6/20/2028	EUR 2,072	386
Ukraine 6.876% 5/21/2031[1,4]	USD 1,800	326
Ukraine 4.375% 1/27/2032[4]	EUR 700	134
Ukraine 7.253% 3/15/2035[4]	USD 2,012	352
Ukraine 7.253% 3/15/2035[1,4]	1,700	297
Ukraine 0% 5/31/2041[7]	1,661	447
United Mexican States 4.50% 12/4/2025[3]	MXN 174,554	9,464
United Mexican States 2.75% 11/27/2031[3]	24,111	1,198
United Mexican States 4.875% 5/19/2033	USD 1,075	1,031
United Mexican States 6.35% 2/9/2035	640	681
United Mexican States 4.50% 1/31/2050	1,017	823
United Mexican States 4.40% 2/12/2052	883	692
United Mexican States 3.771% 5/24/2061	720	488
United Mexican States 3.75% 4/19/2071	880	587
United Mexican States 5.75% 10/12/2110	1,684	1,511
United Mexican States, Series M, 5.75% 3/5/2026	MXN 181,800	9,110
United Mexican States, Series M, 7.50% 6/3/2027	104,505	5,502
United Mexican States, Series M20, 8.50% 5/31/2029	247,810	13,544
United Mexican States, Series M, 7.75% 5/29/2031	140,661	7,329
American Funds Emerging Markets Bond Fund — Page 6 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 7.75% 11/23/2034	MXN 26,370	$1,351
United Mexican States, Series M30, 10.00% 11/20/2036	23,500	1,425
United Mexican States, Series M, 7.75% 11/13/2042	2,090	101
United Mexican States, Series M, 8.00% 11/7/2047	28,513	1,409
Uruguay (Oriental Republic of) 4.375% 12/15/2028[3]	UYU 52	1
Uruguay (Oriental Republic of) 3.875% 7/2/2040[3]	69,545	1,910
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[4]	USD 155	12
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[4]	3,393	254
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[4]	2,293	172
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[4]	210	23
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[4]	3,335	359
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[4]	1,546	170
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[4]	450	48
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[4]	155	17
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[4]	2,100	226
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[4]	769	83
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[4]	267	29
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[4]	377	40
		677,449
Corporate bonds, notes & loans 16.41% Energy 4.61%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,250	1,597
AI Candelaria (Spain), SLU 5.75% 6/15/2033	250	178
Ecopetrol SA 8.875% 1/13/2033	1,730	1,752
Ecopetrol SA 5.875% 5/28/2045	457	318
GeoPark, Ltd. 5.50% 1/17/2027	500	420
Guara Norte SARL 5.198% 6/15/2034[1]	2,557	2,204
MV24 Capital BV 6.748% 6/1/2034[1]	1,474	1,359
MV24 Capital BV 6.748% 6/1/2034	942	869
Odebrecht Drilling Norbe 7.72% PIK 12/1/2026[8]	8,569	1,971
Oleoducto Central SA 4.00% 7/14/2027[1]	3,050	2,611
Petróleos Mexicanos 7.19% 9/12/2024	MXN 46,570	2,401
Petróleos Mexicanos 7.19% 9/12/2024	30,159	1,555
Petróleos Mexicanos 6.875% 10/16/2025	USD 730	723
Petróleos Mexicanos 6.875% 8/4/2026	2,489	2,365
Petróleos Mexicanos 7.47% 11/12/2026	MXN 71,690	3,428
Petróleos Mexicanos 5.95% 1/28/2031	USD 2,182	1,672
Petróleos Mexicanos 6.70% 2/16/2032	331	264
Petróleos Mexicanos 6.75% 9/21/2047	4,550	2,961
Petróleos Mexicanos 7.69% 1/23/2050	6,750	4,768
Petróleos Mexicanos 6.95% 1/28/2060	4,265	2,760
Petron Corp. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.769% on 7/19/2023)[2]	200	191
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	500	470
PTT Exploration and Production PCL 2.587% 6/10/2027[1]	278	253
PTT Exploration and Production PCL 2.587% 6/10/2027	200	182
PTT Exploration and Production PCL 2.993% 1/15/2030	228	202
Qatar Energy 3.125% 7/12/2041[1]	2,995	2,345
Qatar Energy 3.30% 7/12/2051[1]	2,710	2,026
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[1]	250	216
		42,061
American Funds Emerging Markets Bond Fund — Page 7 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials 3.15%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[2]	EUR 2,000	$1,694
Banco de Crédito del Perú 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	USD 2,955	2,552
Bangkok Bank PCL 4.45% 9/19/2028[1]	900	887
Bangkok Bank PCL 9.025% 3/15/2029	348	392
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	4,456	3,786
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	272	216
HDFC Bank, Ltd. 8.10% 3/22/2025	INR 60,000	725
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]	USD 2,000	2,130
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[2]	300	309
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[2]	1,900	2,130
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[2]	500	523
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	550	582
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	800	647
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024	200	186
Huarong Finance 2019 Co., Ltd. 3.25% 11/13/2024	200	180
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.178% 2/24/2025[7]	204	183
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	200	145
Huarong Finance 2019 Co., Ltd. 3.875% 11/13/2029	858	596
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	500	462
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	200	174
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	2,106	1,766
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	200	166
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	5,400	4,756
Keb Hana Bank 3.25% 3/30/2027[1]	1,265	1,203
Power Financial Corp., Ltd. 3.90% 9/16/2029	500	448
Vigorous Champion International, Ltd. 4.25% 5/28/2029	950	873
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	415	316
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	687
		28,714
Materials 2.49%
Alpek, SAB de CV, 3.25% 2/25/2031[1]	2,175	1,761
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[2]	569	549
Braskem Idesa SAPI 7.45% 11/15/2029[1]	381	306
Braskem Idesa SAPI 6.99% 2/20/2032[1]	4,230	3,196
Braskem Idesa SAPI 6.99% 2/20/2032	600	453
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,000	914
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,250	1,202
CAP SA 3.90% 4/27/2031	200	154
CEMEX, SAB de CV 9.125% senior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.907% on 6/14/2028)[1,2]	2,000	2,005
CSN Islands XI Corp. 6.75% 1/28/2028	300	282
CSN Resources SA 7.625% 4/17/2026	400	401
CSN Resources SA 5.875% 4/8/2032[1]	1,610	1,319
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	309	309
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	1,382	1,342
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	320	309
Fresnillo PLC 4.25% 10/2/2050[1]	2,160	1,627
GC Treasury Center Co., Ltd. 2.98% 3/18/2031[1]	375	308
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]	300	270
American Funds Emerging Markets Bond Fund — Page 8 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Gran Colombia Gold Corp. 6.875% 8/9/2026[1]	USD 1,760	$1,441
Industrias Peñoles, SAB de CV, 4.75% 8/6/2050[1]	455	357
POSCO 5.75% 1/17/2028[1]	200	207
Sasol Financing USA, LLC 4.375% 9/18/2026	4,410	3,991
		22,703
Utilities 2.10%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]	3,295	2,837
AES Panama Generation Holdings SRL 4.375% 5/31/2030	200	172
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	1,114	818
Azure Power Energy, Ltd. 3.575% 8/19/2026[1]	179	138
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	COP 10,000,000	1,660
Empresas Publicas de Medellin ESP 8.375% 11/8/2027	3,744,000	622
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	USD 1,602	1,228
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	960	693
Enel Chile SA 4.875% 6/12/2028	1,701	1,660
Enersis Américas SA 4.00% 10/25/2026	215	206
Enfragen Energia Sur SA 5.375% 12/30/2030	3,609	2,170
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	1,510	1,360
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[1]	1,260	1,062
Instituto Costarricense de Electricidad 6.75% 10/7/2031	2,295	2,215
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	1,375	1,274
Korea Electric Power Corp. 4.00% 6/14/2027[1]	200	197
Light Servicos de Eletricidade SA 4.375% 6/18/2026[1]	1,500	449
Light Servicos de Eletricidade SA 4.375% 6/18/2026	700	209
ReNew Power Pvt., Ltd. 5.875% 3/5/2027[1]	180	168
		19,138
Industrials 1.38%
BOC Aviation, Ltd. 3.00% 9/11/2029	600	536
BOC Aviation, Ltd. 2.625% 9/17/2030	200	171
Hidrovias International Finance SARL 4.95% 2/8/2031[1]	2,610	1,843
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	513	494
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[1]	914	799
Mexico City Airport Trust 4.25% 10/31/2026	900	865
Mexico City Airport Trust 5.50% 10/31/2046	1,609	1,240
Mexico City Airport Trust 5.50% 7/31/2047	2,828	2,180
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[1]	1,660	1,571
Rutas 2 and 7 Finance, Ltd. 0% 9/30/2036[1]	2,538	1,606
Rutas 2 and 7 Finance, Ltd. 0% 9/30/2036	1,350	854
Simpar SA 5.20% 1/26/2031	200	146
Summit Digitel Infrastructure Private, Ltd. 2.875% 8/12/2031[1]	300	235
		12,540
Consumer discretionary 0.94%
Arcos Dorados BV 6.125% 5/27/2029[1]	1,100	1,052
Meituan Dianping 3.05% 10/28/2030[1]	3,150	2,527
Melco International Development, Ltd. 4.875% 6/6/2025[1]	850	800
Melco International Development, Ltd. 4.875% 6/6/2025	400	377
Melco International Development, Ltd. 5.375% 12/4/2029[1]	1,750	1,434
MercadoLibre, Inc. 3.125% 1/14/2031	1,142	901
MGM China Holdings, Ltd. 5.375% 5/15/2024	300	293
American Funds Emerging Markets Bond Fund — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 2.80% 3/8/2027[2]	USD 300	$258
Wynn Macau, Ltd. 5.50% 1/15/2026[1]	1,000	929
		8,571
Consumer staples 0.73%
InRetail Consumer 3.25% 3/22/2028[1]	2,730	2,363
MARB BondCo PLC 3.95% 1/29/2031[1]	1,500	1,142
Marfrig Global Foods SA 3.95% 1/29/2031	700	533
Minerva Luxembourg SA 4.375% 3/18/2031[1]	400	329
Natura Cosmeticos SA 4.125% 5/3/2028[1]	1,320	1,076
NBM US Holdings, Inc. 7.00% 5/14/2026[9]	250	249
PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031	259	216
PT Indofood CBP Sukses Makmur Tbk 3.541% 4/27/2032	400	331
PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051	565	410
		6,649
Communication services 0.29%
Axiata SPV5 Labuan, Ltd. 3.064% 8/19/2050	1,053	753
PLDT, Inc. 2.50% 1/23/2031	200	161
Tencent Holdings, Ltd. 2.39% 6/3/2030	500	424
Tencent Holdings, Ltd. 3.68% 4/22/2041	400	306
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	900	592
Tencent Holdings, Ltd. 3.24% 6/3/2050	400	263
Tencent Holdings, Ltd. 3.84% 4/22/2051	200	146
		2,645
Health care 0.25%
Rede D’Or Finance SARL 4.95% 1/17/2028	205	185
Rede D’Or Finance SARL 4.50% 1/22/2030	2,500	2,056
		2,241
Real estate 0.24%
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[1]	1,435	1,161
FibraSOMA 4.375% 7/22/2031[1]	1,430	1,057
		2,218
Municipals 0.16%
Aeropuerto International de Tocume SA 4.00% 8/11/2041[1]	700	559
Aeropuerto International de Tocume SA 5.125% 8/11/2061[1]	1,140	888
		1,447
Information technology 0.07%
SK hynix, Inc. 6.375% 1/17/2028[1]	200	201
SK hynix, Inc. 2.375% 1/19/2031[1]	400	300
TSMC Global, Ltd. 2.25% 4/23/2031[1]	200	170
		671
Total corporate bonds, notes & loans		149,598
U.S. Treasury bonds & notes 2.02% U.S. Treasury 1.67%
U.S. Treasury 4.50% 11/15/2025[10]	15,000	15,226
American Funds Emerging Markets Bond Fund — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.35%		Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[3,10]		USD 3,202	$3,155
Total U.S. Treasury bonds & notes			18,381
Federal agency bonds & notes 0.31%
Korea Development Bank 4.25% 9/8/2032		2,270	2,233
Korea National Oil Corp. 4.875% 4/3/2028[1]		400	402
Korea National Oil Corp. 2.625% 4/18/2032		200	169
			2,804
Total bonds, notes & other debt instruments (cost: $962,951,000)			848,232
Short-term securities 5.31% Money market investments 5.29%		Shares
Capital Group Central Cash Fund 4.86%[11,12]		482,681	48,268
Bills & notes of governments & government agencies outside the U.S. 0.02%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 4/18/2023	17.684%	EGP 5,550	179
Total short-term securities (cost: $48,451,000)			48,447
Total investment securities 98.36% (cost: $1,011,402,000)			896,679
Other assets less liabilities 1.64%			14,905
Net assets 100.00%			$911,584
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	621	June 2023	USD 128,208	$1,391
5 Year U.S. Treasury Note Futures	Long	39	June 2023	4,271	(28)
10 Year Euro-Bund Futures	Short	18	June 2023	(2,652)	(96)
10 Year U.S. Treasury Note Futures	Short	133	June 2023	(15,285)	(429)
10 Year Ultra U.S. Treasury Note Futures	Short	244	June 2023	(29,558)	(940)
20 Year U.S. Treasury Bond Futures	Long	6	June 2023	787	33
30 Year Ultra U.S. Treasury Bond Futures	Long	19	June 2023	2,681	110
					$41
American Funds Emerging Markets Bond Fund — Page 11 of 18

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
ZAR	40,000	USD	2,202	Bank of America	4/3/2023	$44
USD	2,236	ZAR	40,000	HSBC Bank	4/3/2023	(10)
CZK	100,000	USD	4,504	BNP Paribas	4/6/2023	115
USD	2,151	KRW	2,696,700	JPMorgan Chase	4/6/2023	85
CZK	53,018	USD	2,366	JPMorgan Chase	4/6/2023	83
HUF	289,800	USD	802	BNP Paribas	4/6/2023	23
HUF	511,250	EUR	1,339	JPMorgan Chase	4/6/2023	4
USD	190	CZK	4,100	JPMorgan Chase	4/6/2023	— [6]
USD	732	KRW	954,400	HSBC Bank	4/6/2023	— [6]
USD	308	ZAR	5,718	Goldman Sachs	4/6/2023	(13)
USD	3,673	CZK	80,000	Morgan Stanley	4/6/2023	(23)
USD	2,107	ILS	7,560	JPMorgan Chase	4/11/2023	4
MXN	29,540	USD	1,634	Citibank	4/12/2023	1
PLN	34,260	USD	7,722	JPMorgan Chase	4/13/2023	209
PLN	21,000	USD	4,714	BNP Paribas	4/13/2023	147
CZK	61,420	USD	2,750	Morgan Stanley	4/13/2023	86
PLN	10,960	USD	2,469	UBS AG	4/13/2023	68
HUF	432,079	USD	1,204	Bank of America	4/13/2023	24
PLN	820	USD	190	JPMorgan Chase	4/13/2023	(1)
USD	333	HUF	122,399	JPMorgan Chase	4/13/2023	(14)
USD	648	ZAR	11,817	Bank of America	4/13/2023	(15)
USD	1,469	MXN	26,821	Bank of America	4/13/2023	(16)
USD	868	HUF	313,960	Bank of America	4/13/2023	(25)
USD	4,483	CNH	31,187	HSBC Bank	4/13/2023	(59)
CZK	40,000	USD	1,820	BNP Paribas	4/14/2023	27
PLN	7,300	USD	1,662	UBS AG	4/14/2023	27
EUR	1,400	USD	1,496	JPMorgan Chase	4/14/2023	24
MYR	5,110	USD	1,144	HSBC Bank	4/14/2023	17
MYR	4,330	USD	967	BNP Paribas	4/14/2023	17
MYR	2,221	USD	492	Standard Chartered Bank	4/14/2023	13
EUR	700	USD	752	Goldman Sachs	4/14/2023	8
PLN	1,501	USD	342	JPMorgan Chase	4/14/2023	5
USD	173	MXN	3,135	Morgan Stanley	4/14/2023	(1)
EUR	500	USD	545	Goldman Sachs	4/14/2023	(2)
USD	1,058	EUR	1,000	JPMorgan Chase	4/14/2023	(27)
USD	5,714	EUR	5,340	UBS AG	4/14/2023	(82)
ZAR	38,096	USD	2,044	Bank of America	4/17/2023	93
PLN	8,890	USD	2,004	JPMorgan Chase	4/17/2023	54
EUR	840	USD	891	Citibank	4/17/2023	21
IDR	6,359,371	USD	412	BNP Paribas	4/17/2023	13
CLP	359,870	USD	446	Citibank	4/17/2023	6
IDR	2,362,733	USD	154	Citibank	4/17/2023	4
KRW	3,250	USD	3	BNP Paribas	4/17/2023	— [6]
USD	101	BRL	532	Citibank	4/17/2023	(3)
USD	340	PEN	1,297	JPMorgan Chase	4/17/2023	(5)
USD	192	ZAR	3,502	JPMorgan Chase	4/17/2023	(5)
USD	791	COP	3,777,023	Goldman Sachs	4/17/2023	(17)
USD	669	COP	3,245,398	Citibank	4/17/2023	(25)
USD	1,535	IDR	23,528,480	Citibank	4/17/2023	(38)
USD	6,852	KRW	9,000,000	Citibank	4/17/2023	(43)
USD	2,782	EUR	2,624	Citibank	4/17/2023	(66)
American Funds Emerging Markets Bond Fund — Page 12 of 18

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	1,908	ZAR	35,570	Bank of America	4/17/2023	$(86)
CZK	87,510	USD	3,944	Morgan Stanley	4/18/2023	96
CNH	28,800	USD	4,172	UBS AG	4/18/2023	25
ZAR	8,282	USD	452	JPMorgan Chase	4/18/2023	12
EUR	1,000	USD	1,074	UBS AG	4/18/2023	11
EUR	314	USD	336	JPMorgan Chase	4/18/2023	5
USD	156	EUR	144	JPMorgan Chase	4/18/2023	— [6]
USD	1,622	CNH	11,200	UBS AG	4/18/2023	(10)
USD	1,684	PLN	7,400	Goldman Sachs	4/18/2023	(29)
USD	1,104	ZAR	20,235	JPMorgan Chase	4/18/2023	(30)
USD	10,573	MXN	196,203	UBS AG	4/18/2023	(277)
USD	24,123	EUR	22,564	JPMorgan Chase	4/18/2023	(372)
PLN	15,475	USD	3,468	BNP Paribas	4/19/2023	113
ZAR	1,144	USD	62	Morgan Stanley	4/19/2023	2
HUF	659,600	USD	1,748	UBS AG	4/20/2023	122
CNH	3,850	USD	560	HSBC Bank	4/20/2023	1
THB	560,990	USD	16,095	Citibank	4/21/2023	340
HUF	249,044	USD	698	JPMorgan Chase	4/24/2023	8
THB	28,350	USD	827	JPMorgan Chase	4/24/2023	4
USD	410	ZAR	7,600	Morgan Stanley	4/24/2023	(16)
MXN	259,213	USD	13,937	Morgan Stanley	4/25/2023	378
USD	19,239	EUR	17,609	Barclays Bank PLC	4/25/2023	116
MYR	3,630	USD	813	JPMorgan Chase	4/25/2023	12
CLP	190,000	USD	229	Barclays Bank PLC	4/25/2023	9
USD	82	CNH	555	Goldman Sachs	4/25/2023	1
USD	1	HUF	273	Goldman Sachs	4/25/2023	— [6]
USD	917	KRW	1,200,000	Barclays Bank PLC	4/25/2023	(3)
PLN	3,190	USD	741	Morgan Stanley	4/25/2023	(3)
EUR	849	USD	928	Barclays Bank PLC	4/25/2023	(6)
USD	271	MXN	5,035	Morgan Stanley	4/25/2023	(7)
RON	3,548	USD	784	UBS AG	4/25/2023	(7)
USD	668	ZAR	12,112	Barclays Bank PLC	4/25/2023	(11)
USD	1,242	KRW	1,530,370	JPMorgan Chase	4/26/2023	68
USD	883	KRW	1,156,440	Citibank	4/26/2023	(3)
THB	146,300	USD	4,522	JPMorgan Chase	4/26/2023	(233)
PLN	4,880	USD	1,115	JPMorgan Chase	4/27/2023	14
USD	1,115	CZK	24,630	JPMorgan Chase	4/27/2023	(21)
USD	713	MYR	3,149	JPMorgan Chase	4/28/2023	(3)
ZAR	40,000	USD	2,230	HSBC Bank	5/4/2023	10
USD	526	PEN	2,000	Citibank	5/5/2023	(4)
USD	1,317	PEN	5,100	UBS AG	5/5/2023	(35)
HUF	837,000	USD	2,265	JPMorgan Chase	5/10/2023	93
USD	3,983	PEN	15,000	JPMorgan Chase	5/11/2023	8
USD	89	PEN	335	HSBC Bank	5/11/2023	— [6]
USD	262	COP	1,262,473	Morgan Stanley	5/11/2023	(7)
USD	330	BRL	1,750	JPMorgan Chase	5/11/2023	(13)
CLP	2,164,816	USD	2,724	JPMorgan Chase	5/11/2023	(14)
USD	2,234	BRL	11,800	JPMorgan Chase	5/12/2023	(77)
USD	150	MYR	660	Standard Chartered Bank	5/22/2023	— [6]
USD	225	BRL	1,200	Citibank	5/22/2023	(10)
ILS	1,081	USD	296	Morgan Stanley	6/1/2023	5
American Funds Emerging Markets Bond Fund — Page 13 of 18

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	304	ILS	1,082	Barclays Bank PLC	6/1/2023	$3
ZAR	9,100	USD	498	Barclays Bank PLC	6/5/2023	10
THB	50,958	USD	1,475	Morgan Stanley	6/9/2023	26
USD	534	THB	17,887	JPMorgan Chase	6/9/2023	8
CZK	46,500	USD	2,131	JPMorgan Chase	6/30/2023	8
PLN	10,100	USD	2,325	JPMorgan Chase	6/30/2023	2
USD	2,134	KRW	2,604,965	Bank of America	7/27/2023	126
PLN	12,550	USD	2,528	JPMorgan Chase	8/31/2023	351
USD	4,180	MYR	18,500	Standard Chartered Bank	9/8/2023	(59)
HUF	1,300,000	USD	3,541	Citibank	9/29/2023	(20)
USD	900	BRL	5,000	BNP Paribas	2/9/2024	(33)
						$1,330
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
7.75%	Annual	6-month PLN-WIBOR	Semi-annual	11/14/2024	PLN22,800	$82	$—	$82
6.63%	28-day	28-day MXN-TIIE	28-day	6/23/2026	MXN115,400	(432)	—	(432)
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026	20,650	(84)	—	(84)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	13,000	(36)	—	(36)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	13,000	(36)	—	(36)
11.50%	Annual	6-month HUF-BUBOR	Semi-annual	11/11/2027	HUF310,500	53	—	53
7.18%	28-day	28-day MXN-TIIE	28-day	9/9/2031	MXN122,990	(494)	—	(494)
						$(947)	$—	$(947)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
11.97%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL8,220	$(12)	$—	$(12)
11.46%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	2,913	(12)	—	(12)
11.46%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2026	8,111	(34)	—	(34)
11.15%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	8,195	(49)	—	(49)
11.415%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/4/2027	17,678	(99)	—	(99)
							$(206)	$—	$(206)
American Funds Emerging Markets Bond Fund — Page 14 of 18

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.EM.39	1.00%	Quarterly	6/20/2028	USD7,000	$403	$504	$(101)
Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 5.29%
Money market investments 5.29%
Capital Group Central Cash Fund 4.86%[11]	$48,614	$98,808	$99,159	$3	$2	$48,268	$494
Restricted security9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 7.00% 5/14/2026	8/4/2021	$256	$249	.03%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $146,215,000, which represented 16.04% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $249,000, which represented .03% of the net assets of the fund.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,488,000, which represented .27% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 3/31/2023.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Emerging Markets Bond Fund — Page 15 of 18

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $98,656,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $214,880,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $25,445,000 and $6,500,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Emerging Markets Bond Fund — Page 16 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$674,841	$2,608	$677,449
Corporate bonds, notes & loans	—	149,598	—	149,598
U.S. Treasury bonds & notes	—	18,381	—	18,381
Federal agency bonds & notes	—	2,804	—	2,804
Short-term securities	48,268	179	—	48,447
Total	$48,268	$845,803	$2,608	$896,679

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,534	$—	$—	$1,534
Unrealized appreciation on open forward currency contracts	—	3,209	—	3,209
Unrealized appreciation on centrally cleared interest rate swaps	—	135	—	135
Liabilities:
Unrealized depreciation on futures contracts	(1,493)	—	—	(1,493)
Unrealized depreciation on open forward currency contracts	—	(1,879)	—	(1,879)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,082)	—	(1,082)
Unrealized depreciation on bilateral interest rate swaps	—	(206)	—	(206)
Unrealized depreciation on centrally cleared credit default swaps	—	(101)	—	(101)
Total	$41	$76	$—	$117
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Emerging Markets Bond Fund — Page 17 of 18

unaudited

Key to abbreviations
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
KES = Kenyan shilling
KRW = South Korean won

KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
RON = Romanian leu
RUB = Russian rubles
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
UYU = Uruguayan pesos
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-114-0523O-S89749
American Funds Emerging Markets Bond Fund — Page 18 of 18